Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Sales	[1]	$ 133,753	$ 125,690	$ 100,347
Cost of sales		91,697	79,762	61,796
Gross profit		42,056	45,928	38,551
Operating expenses
Research and development	[2]	14,820	13,915	12,663
Sales and marketing		6,642	6,722	6,423
General and administrative		3,943	4,507	3,969
Contingent consideration benefit			(4,642)	(334)
Total operating expenses		25,405	20,502	22,721
Operating income		16,651	25,426	15,830
Financial income, net		923	156	35
Income before income taxes		17,574	25,582	15,865
Income taxes		2,937	3,868	2,728
Net income		$ 14,637	$ 21,714	$ 13,137
Income per share:
Basic income per ordinary share (US$)		$ 1.938	$ 2.912	$ 1.789
Diluted income per ordinary share (US$)		$ 1.912	$ 2.856	$ 1.767
Weighted average number of ordinary shares used to compute basic income per share (in thousands)		7,552,094	7,455,528	7,343,696
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)		7,657,330	7,601,971	7,435,181

[1]	Including sales to related parties in the amount of US$ 762 thousand, US$ 1,275 thousand and US$ 1,063 thousand in 2016, 2017 and 2018, respectively.
[2]	Including services from related parties in the amount of US$ 351 thousand, US$ 170 thousand and US$ 311 thousand in 2016, 2017 and 2018, respectively.